S000088170 [Member] Average Annual Total Returns		12 Months Ended	15 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
FTSE 3M Treasury Bill
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	4.47%
Performance Inception Date			Oct. 15, 2024
MSCI All Country World Investable Market Index
Prospectus [Line Items]
Average Annual Return, Percent		22.06%	16.78%
Performance Inception Date			Oct. 15, 2024
Class N
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	14.63%
Performance Inception Date			Oct. 15, 2024
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.77%	10.52%
Performance Inception Date	[1]		Oct. 15, 2024
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.61%	9.45%
Performance Inception Date	[1]		Oct. 15, 2024

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.